Property, Plant and Equipment - Disclosure of Movement in Property, Plant and Equipment (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	R 33,597
Additions	6,192	R 5,103	R 3,553
Property, plant and equipment	32,872	33,597
Mining assets
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	26,487
Property, plant and equipment	25,320	26,487
Mining assets | Cost
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	64,980	59,736
Fully depreciated assets no longer in use derecognised	(110)	(989)
Additions	5,307	4,518
Scrapping of assets	(1,752)	(1,221)
Adjustment to rehabilitation asset	(248)	(774)
Transfers and other movements	511	545
Translation	1,900	(2,722)
Property, plant and equipment	70,588	64,980	59,736
Mining assets | Cost | Mponeng operations and related assets
Reconciliation of changes in property, plant and equipment
Acquisitions through business combinations, property, plant and equipment	0	5,887
Mining assets | Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	(38,493)	(37,562)
Fully depreciated assets no longer in use derecognised	110	989
Impairment	(3,429)	(937)
Scrapping of assets	1,745	1,060
Depreciation	(3,627)	(3,936)
Translation	(1,574)	1,893
Property, plant and equipment	(45,268)	(38,493)	(37,562)
Mining assets under construction
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	2,732
Property, plant and equipment	3,132	2,732
Mining assets under construction | Cost
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	2,732	2,714
Additions	1,278	924
Depreciation capitalised	4	4
Interest costs capitalised	65	22
Transfers and other movements	(513)	(541)
Translation	236	(391)
Property, plant and equipment	3,802	2,732	2,714
Mining assets under construction | Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	0	0
Impairment	(670)	0
Property, plant and equipment	(670)	0	0
Undeveloped properties
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	3,988
Property, plant and equipment	4,004	3,988
Undeveloped properties | Cost
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	5,461	5,499
Translation	17	(38)
Property, plant and equipment	5,478	5,461	5,499
Undeveloped properties | Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	(1,473)	(1,475)
Translation	(1)	2
Property, plant and equipment	(1,474)	(1,473)	(1,475)
Other non-mining assets
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	390
Property, plant and equipment	416	390
Other non-mining assets | Cost
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	821	703
Fully depreciated assets no longer in use derecognised	0	(49)
Additions	74	34
Translation	0	(2)
Property, plant and equipment	895	821	703
Other non-mining assets | Cost | Mponeng operations and related assets
Reconciliation of changes in property, plant and equipment
Acquisitions through business combinations, property, plant and equipment	0	135
Other non-mining assets | Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	(431)	(429)
Fully depreciated assets no longer in use derecognised	0	49
Impairment	(1)	0
Depreciation	(47)	(52)
Translation	0	1
Property, plant and equipment	(479)	(431)	R (429)
Hidden Valley | Mining assets | Cost
Reconciliation of changes in property, plant and equipment
Depreciation capitalised	R 137	R 159